Guarantees, commitments and risks - Value at risk - Historic simulation method (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commercial exposures - Management Portfolio
Guarantees, commitments and risks
Value at risk	€ 2,790	€ 6,320
Commercial exposures - Management Portfolio | High
Guarantees, commitments and risks
Value at risk	34,930	69,660
Commercial exposures - Management Portfolio | Low
Guarantees, commitments and risks
Value at risk	2,790	6,200
Commercial exposures - Management Portfolio | Average
Guarantees, commitments and risks
Value at risk	16,370	24,100
Trading
Guarantees, commitments and risks
Value at risk	370	310
Trading | High
Guarantees, commitments and risks
Value at risk	1,340	1,740
Trading | Low
Guarantees, commitments and risks
Value at risk	300	210
Trading | Average
Guarantees, commitments and risks
Value at risk	€ 630	€ 530